Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

(collectively, the “Specified Parties”)

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-CGSS (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2022-CGSS (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 6 December 2022. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

6 December 2022

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain componentized promissory notes evidencing a one-year (subject to one remaining one-year extension option), floating rate, interest-only mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan is secured by, among other things, a first priority lien on the borrowers’ fee interests in a portfolio of 29 self-storage properties located throughout 11 states (each, a “Property” and collectively, the “Properties”) and
c.	The Mortgage Loan has a related floating rate, interest-only mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property that is expected to be as of 9 December 2022 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 9
3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Initial Loan Term and
ii.	Fully Extended Loan Term

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Initial Loan Term and
c.	Fully Extended Loan Term,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Initial Maturity and
ii.	Fully Extended Remaining Term to Maturity

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any extension period option(s). Based on this information, the Depositor instructed us to:
a.	Use “0” for the “Amortization Term” of the Mortgage Loan and Mezzanine Loan,
b.	Use the “Initial Loan Term,” as shown on the Final Data File, for the “IO Period” of the Mortgage Loan and Mezzanine Loan,
c.	Use the “Fully Extended Loan Term,” as shown on the Final Data File, for the “Fully Extended IO Period” of the Mortgage Loan and Mezzanine Loan,
d.	Use the “Original Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balance at Maturity”) and
e.	Use the “Original Mezzanine Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Cut-off Date Mezzanine Loan Balance”) and
ii.	Principal balance of the Mezzanine Loan and each Property as of the “Initial Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Balance at Maturity”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Cut-off Date Mortgage Loan Balance,
d.	Cut-off Date Mezzanine Loan Balance,
e.	Mortgage Loan Balance at Maturity and
f.	Mezzanine Loan Balance at Maturity,

as shown on the Final Data File, we recalculated the:

i.	Original Total Debt Balance,
ii.	Cut-off Date Total Debt Balance and
iii.	Total Debt Balance at Maturity

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

9.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Mortgage Loan Spread and
d.	Mezzanine Loan Spread,

as shown on the Final Data File, we recalculated the “Total Debt Spread” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread,
c.	Total Debt Spread,
d.	SOFR Floor,
e.	SOFR Rounding Methodology and
f.	SOFR Cap Strike Price,

as shown on the Final Data File, and a SOFR assumption of 4.00000% provided by the Depositor, we recalculated the:

i.	Assumed Mortgage Loan Interest Rate,
ii.	Mortgage Loan Interest Rate @ SOFR Cap,
iii.	Assumed Mezzanine Loan Interest Rate,
iv.	Mezzanine Loan Interest Rate @ SOFR Cap,
v.	Assumed Total Debt Interest Rate and
vi.	Total Debt Interest Rate @ SOFR Cap

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Original Mortgage Loan Balance,
b.	Assumed Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate @ SOFR Cap and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service,
ii.	Mortgage Loan Annual Debt Service,
iii.	Mortgage Loan Monthly Debt Service @ SOFR Cap and
iv.	Mortgage Loan Annual Debt Service @ SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

11. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service @ SOFR Cap” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate @ SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service @ SOFR Cap” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service @ SOFR Cap,” as shown on the Final Data File.

12.	Using the:
a.	Original Mezzanine Loan Balance,
b.	Assumed Mezzanine Loan Interest Rate,
c.	Mezzanine Loan Interest Rate @ SOFR Cap and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Monthly Debt Service,
ii.	Mezzanine Loan Annual Debt Service,
iii.	Mezzanine Loan Monthly Debt Service @ SOFR Cap and
iv.	Mezzanine Loan Annual Debt Service @ SOFR Cap

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 9

12. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service” of the Mezzanine Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service @ SOFR Cap” of the Mezzanine Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate @ SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service @ SOFR Cap” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly Debt Service @ SOFR Cap,” as shown on the Final Data File.

13.	Using the:

a.       Mortgage Loan Monthly Debt Service,

b.	Mezzanine Loan Monthly Debt Service,
c.	Mortgage Loan Annual Debt Service,
d.	Mezzanine Loan Annual Debt Service,
e.	Mortgage Loan Monthly Debt Service @ SOFR Cap,
f.	Mezzanine Loan Monthly Debt Service @ SOFR Cap,
g.	Mortgage Loan Annual Debt Service @ SOFR Cap and
h.	Mezzanine Loan Annual Debt Service @ SOFR Cap,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Monthly Debt Service,
ii.	Total Debt Annual Debt Service,
iii.	Total Debt Monthly Debt Service @ SOFR Cap and
iv.	Total Debt Annual Debt Service @ SOFR Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 9

14.	Using the:
a.	Cut-off Date Mortgage Loan Balance,
b.	Cut-off Date Mezzanine Loan Balance,
c.	Mortgage Loan Balance at Maturity,
d.	Mortgage Loan Annual Debt Service,
e.	Mortgage Loan Annual Debt Service @ SOFR Cap,
f.	As-Is Appraisal Value,
g.	TTM NOI,
h.	In-Place UW NOI,
i.	In-Place UW NCF and
j.	Total Net Rentable Square Feet,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Cut-off Date As-Is LTV,
ii.	Mortgage Loan Maturity Date As-Is LTV,
iii.	Mortgage Loan TTM NOI DY,
iv.	Mortgage Loan In-Place UW NOI DY,
v.	Mortgage Loan TTM NOI DSCR,
vi.	Mortgage Loan TTM NOI DSCR at Cap,
vii.	Mortgage Loan In-Place UW NCF DSCR,
viii.	Mortgage Loan In-Place UW NCF DSCR at Cap,
ix.	Mortgage Loan Balance Per Square Foot and
x.	Mezzanine Loan Balance Per Square Foot

of the Mortgage Loan, Mezzanine Loan and, with respect to ix. and x. above, of each Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in v. through viii. above to two decimal places.

Attachment A Page 8 of 9

15.	Using the:
a.	Cut-off Date Total Debt Balance,
b.	Total Debt Balance at Maturity,
c.	Total Debt Annual Debt Service,
d.	Total Debt Annual Debt Service @ SOFR Cap,
e.	As-Is Appraisal Value,
f.	TTM NOI,
g.	In-Place UW NOI,
h.	In-Place UW NCF and
i.	Total Net Rentable Square Feet,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt Cut-off Date As-Is LTV,
ii.	Total Debt Maturity Date As-Is LTV,
iii.	Total Debt TTM NOI DY,
iv.	Total Debt In-Place UW NOI DY,
v.	Total Debt TTM NOI DSCR,
vi.	Total Debt In-Place UW NCF DSCR,
vii.	Total Debt TTM NOI DSCR at Cap,
viii.	Total Debt In-Place UW NCF DSCR at Cap and
ix.	Total Debt Balance Per Square Foot,

of the Total Debt associated with the Mortgage Loan and, with respect to ix. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in v. and viii. above to two decimal places.

16.	Using the “Cut-off Date Mortgage Loan Balance,” as shown on the Final Data File, we recalculated the “% of Cut-off Date Mortgage Loan Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Master Servicer Fee Rate and
b.	Primary Servicer Fee Rate,

as shown on the Final Data File, we recalculated the “Servicing Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 9

18.	Using the:
a.	Servicing Fee Rate,
b.	Trustee/Cert Admin Fee Rate,
c.	Operating Advisor Fee and
d.	CREFC Fee Rate,

as shown on the Final Data File, we recalculated the “Total Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Total Admin Fee Rate and
b.	Mortgage Loan Spread,

as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 3

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

GSI Restructuring - Amended and Restated Mortgage Loan Promissory Notes (see Note 1)	2 December 2022

Amended and Restated Mortgage Loan Agreement (see Note 1)	6 December 2022

Amended and Restated Mezzanine Loan Promissory Note (see Note 1)	5 December 2022

Amended and Restated Mezzanine Loan Agreement (see Note 1)	6 December 2022

Mortgage Loan Interest Rate Cap Agreement Confirmation (see Note 2)	20 October 2022

Mezzanine Loan Interest Rate Cap Agreement Confirmation (see Note 2)	20 October 2022

Amended and Restated Mortgage Loan Guaranty Agreement (see Note 1)	2 December 2022

Amended and Restated Mezzanine Loan Guaranty Agreement (see Note 1)	5 December 2022

Mortgage Loan and Mezzanine Loan Allocated Loan Amount and Spread Schedule	Not Dated

Escrow Reserve Transaction Report	Not Dated

GSI Restructuring – Omnibus Amendment (see Note 1)	29 November 2022

Original Mortgage Loan Agreement	11 December 2020

Original Mezzanine Loan Promissory Note	11 December 2020

Original Mezzanine Loan Agreement	11 December 2020

Exhibit 1 to Attachment A Page 2 of 3

Mortgage Loan and Mezzanine Loan Source Documents (continued)

Source Document Title	Source Document Date

Original Cash Management Agreement	11 December 2020

Original Deposit Account Control Agreement	11 December 2020

Original Mortgage Loan Guaranty Agreement	11 December 2020

Original Mezzanine Loan Guaranty Agreement	11 December 2020

Original Mortgage Loan Environmental Indemnity Agreement	11 December 2020

Original Mezzanine Loan Environmental Indemnity Agreement	11 December 2020

Bloomberg Screenshot of SOFR Cap Provider Rating	Not Dated

Original Settlement Statement	11 December 2020

Non-Consolidation Opinion (see Note 1)	6 December 2022

Exhibit 1 to Attachment A Page 3 of 3

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports (see Note 1)	Various

Engineering Reports (see Note 1)	Various

Phase I Environmental Reports (see Note 1)	Various

Underwriter’s Summary Report	Not Dated

Property Management Agreement	11 December 2020

Property Management Agreement Additional Property Notices	Various

Pro Forma Title Policies	Not Dated

Master Operating Lease Agreement	11 December 2020

Master Operating Lease Agreement Joinders	Various

Notes:

1.	The indicated provided Source Document(s) are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

2.	The mortgage loan interest rate cap agreement confirmation and mezzanine loan interest rate cap agreement confirmation Source Document(s) are referred to collectively as the “Interest Rate Cap Agreements Confirmation.”

The interest rate cap agreements confirmation Source Document(s) show an aggregate notional amount of "$194,023,000." For the purpose of the procedures described in this report, the Depositor instructed us to assume the interest rate cap agreements confirmation Source Document(s) have an aggregate notional amount of “$196,023,000.”

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report
MSA	Appraisal Report
Market Condition	Appraisal Report
Property Type	Appraisal Report
Property Class	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Property Manager	Amended and Restated Mortgage Loan Agreement
Storage Units	Underwriter’s Summary Report
Parking Units	Underwriter’s Summary Report
Other Units	Underwriter’s Summary Report
Total Number of Units	Underwriter’s Summary Report
Total Net Rentable Square Feet	Underwriter’s Summary Report
Total Storage Square Feet	Underwriter’s Summary Report
Number of Climate Controlled Units (see Note 10)	Underwriter’s Summary Report
% Climate Controlled (Units) (see Note 10)	Underwriter’s Summary Report
Total Climate Controlled Storage Square Feet (see Note 10)	Underwriter’s Summary Report
% Climate Controlled Square Feet (see Note 10)	Underwriter’s Summary Report
Most Recent Occupancy (Total SF) % (see Note 10)	Underwriter’s Summary Report
Occupancy Date Most Recent (see Note 10)	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Report
As-Is Date of Value (see Note 12)	Appraisal Report
As-Is Appraisal Value (see Note 12)	Appraisal Report
Appraised Cap Rate	Appraisal Report

Exhibit 2 to Attachment A Page 2 of 8

Third Party Information: (continued)

Characteristic	Source Document(s)

As-Stabilized Value (see Note 11)	Appraisal Report
As-Stabilized Date of Value (see Note 11)	Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

2019 Effective Gross Income	Underwriter’s Summary Report
2019 Expenses	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
2020 Effective Gross Income	Underwriter’s Summary Report
2020 Expenses	Underwriter’s Summary Report
2020 NOI	Underwriter’s Summary Report
2021 Effective Gross Income	Underwriter’s Summary Report
2021 Expenses	Underwriter’s Summary Report
2021 NOI	Underwriter’s Summary Report
T1 Annualized As of Date	Underwriter’s Summary Report
T1 Annualized Effective Gross Income	Underwriter’s Summary Report
T1 Annualized Expenses	Underwriter’s Summary Report
T1 Annualized NOI	Underwriter’s Summary Report
T3 Annualized As of Date	Underwriter’s Summary Report
T3 Annualized Effective Gross Income	Underwriter’s Summary Report
T3 Annualized Expenses	Underwriter’s Summary Report
T3 Annualized NOI	Underwriter’s Summary Report
T6 Annualized As of Date	Underwriter’s Summary Report
T6 Annualized Effective Gross Income	Underwriter’s Summary Report
T6 Annualized Expenses	Underwriter’s Summary Report
T6 Annualized NOI	Underwriter’s Summary Report
TTM As of Date	Underwriter’s Summary Report
TTM Effective Gross Income	Underwriter’s Summary Report
TTM Expenses	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 8

Underwriting Information: (continued)

Characteristic	Source Document(s)

In-Place UW Occupancy (see Note 3)	Underwriter’s Summary Report
In-Place UW Effective Gross Income (see Note 3)	Underwriter’s Summary Report
In-Place UW Expense (see Note 3)	Underwriter’s Summary Report
In-Place UW NOI (see Note 3)	Underwriter’s Summary Report
In-Place UW Replacements (see Note 3)	Underwriter’s Summary Report
In-Place UW NCF (see Note 3)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Replacement Reserves Initial Deposit Amount	Amended and Restated Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Amended and Restated Mortgage Loan Agreement
Replacement Reserves Cap	Amended and Restated Mortgage Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Amended and Restated Mortgage Loan Agreement
Initial Tax Escrow	Amended and Restated Mortgage Loan Agreement
Monthly Tax Escrow	Amended and Restated Mortgage Loan Agreement
Initial Insurance Escrow	Amended and Restated Mortgage Loan Agreement
Monthly Insurance Escrow	Amended and Restated Mortgage Loan Agreement
Initial Debt Service Deposit	Amended and Restated Mortgage Loan Agreement
Monthly Debt Service Deposit	Amended and Restated Mortgage Loan Agreement
Initial Other Escrow	Escrow Reserve Transaction Report
Monthly Other Escrow	Amended and Restated Mortgage Loan Agreement
Description of Other Escrow	Escrow Reserve Transaction Report

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Amended and Restated Mortgage Loan Agreement
DST	Amended and Restated Mortgage Loan Agreement
Original Mortgage Loan Balance	Mortgage Loan and Mezzanine Loan Allocated Loan Amount and Spread Schedule
Original Mezzanine Loan Balance	Mortgage Loan and Mezzanine Loan Allocated Loan Amount and Spread Schedule
Guarantor	Amended and Restated Mortgage Loan Guaranty Agreement

Exhibit 2 to Attachment A Page 4 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

First Payment Date (see Notes 4 and 5)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
Payment Date (see Note 4)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
Initial Maturity Date (see Notes 4 and 5)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 4)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
Extension Options (Yes/No) (see Notes 4 and 6)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
Extension Options Description (see Notes 4 and 6)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
Mortgage Loan Spread	Mortgage Loan and Mezzanine Loan Allocated Loan Amount and Spread Schedule
Mezzanine Loan Spread	Mortgage Loan and Mezzanine Loan Allocated Loan Amount and Spread Schedule
SOFR Cap Strike Price (see Note 4)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
Extension Term SOFR Cap (see Notes 4 and 6)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
SOFR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshot of SOFR Cap Provider Rating
SOFR Cap Expiration Date	Interest Rate Cap Agreements Confirmation
SOFR Cap Provider	Interest Rate Cap Agreements Confirmation
Extension Spread Increase (see Notes 4 and 6)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
First Extension Spread Increase (see Notes 4 and 6)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
First Extension Fee (see Notes 4 and 6)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 5 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Exit Fee (see Note 4)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
Grace Period (EoD) (see Note 4)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
Grace Period (Late) (see Note 4)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 4)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
Interest Accrual Period End (see Note 4)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
Interest Rate Adjustment Frequency (see Note 4)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
SOFR Floor (see Note 4)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
Rate Type (see Note 4)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
Amortization Type (see Note 4)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
Accrual Basis (see Note 4)	Amended and Restated Mortgage Loan Agreement and Amended and Restated Mezzanine Loan Agreement
Prepayment String (see Note 7)	Amended and Restated Mortgage Loan Agreement
Partial Prepayments Allowed	Amended and Restated Mortgage Loan Agreement
Partial Release Permitted	Amended and Restated Mortgage Loan Agreement
Substitution Allowed	Amended and Restated Mortgage Loan Agreement
LockBox (Y/N)	Amended and Restated Mortgage Loan Agreement
LockBox Type (see Note 8)	Amended and Restated Mortgage Loan Agreement
Cash Management (see Note 9)	Amended and Restated Mortgage Loan Agreement
Terms/Description of Springing Cash Management (If applicable)	Amended and Restated Mortgage Loan Agreement
Single Asset Entity	Amended and Restated Mortgage Loan Agreement
Single Purpose Entity	Amended and Restated Mortgage Loan Agreement
Future Debt Permitted?	Amended and Restated Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 6 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Title Type	Pro Forma Title Policy
Non-Consolidation Letter	Non-Consolidation Opinion
TIC Structure	Amended and Restated Mortgage Loan Agreement
Assumption Fee (%)	Amended and Restated Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

3.	For the purpose of comparing the indicated characteristic(s) for each Property, the Depositor instructed us to use the respective values from the “In-Place Oct-22” column of the underwriter’s summary report Source Document.

4.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s).

5.	For the purpose of comparing the “First Payment Date” characteristic, the Depositor instructed us to assume the original first extension option of the Mortgage Loan and Mezzanine Loan has been exercised as of the Reference Date and to use “1/9/2023,” which is the first “Payment Date” following the original initial maturity date of the Mortgage Loan and Mezzanine Loan, as described in the applicable Source Document(s).

For the purpose of comparing the “Initial Maturity Date” characteristic, the Depositor instructed us to use the maturity date of the original first extension option of the Mortgage Loan and Mezzanine Loan, as described in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 7 of 8

Notes: (continued)

6.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to assume the original first extension option of the Mortgage Loan and Mezzanine Loan has been exercised as of the Reference Date, and to only use information for any remaining extension option(s), as described in the applicable Source Document(s).

7.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release or future extension events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to only include any “Payment Date” beginning with the “First Payment Date,” as shown on the Preliminary Data File, through the “Initial Maturity Date,” as shown on the Preliminary Data File.

8.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Document(s) require the borrower(s) to deposit or cause the property manager(s) to deposit all rents collected into a lockbox account controlled by the lender(s).

9.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

10.	For any Property listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Property	Characteristic	Provided Value

GSI Naples	Number of Climate Controlled Units	NAP
	% Climate Controlled (Units)	NAP
	Total Climate Controlled Storage Square Feet	NAP
	% Climate Controlled Square Feet	NAP
	Most Recent Occupancy (Total SF) %	NAP
	Occupancy Date Most Recent	NAP

Exhibit 2 to Attachment A Page 8 of 8

Notes: (continued)

11.	For the purpose of comparing the “As-Stabilized Value” and “As-Stabilized Date of Value” characteristics for the Properties identified on the Preliminary Data File as:
a.	GSI Mt. Pleasant,
b.	GSI Houston Tanner Road,
c.	GSI Dallas,
d.	GSI Houston 34th Street,
e.	GSI Clermont,
f.	GSI Anderson,
g.	GSI Nyack,
h.	GSI Riverside,
i.	GSI Hope Valley,
j.	GSI Lake Charles,
k.	GSI McDonald,
l.	GSI Church,
m.	GSI Terhune,
n.	GSI Ennis,
o.	GSI HCR,
p.	GSI Leland,
q.	GSI Wilmington 9111 Market,
r.	GSI Wilmington 5809 Market,
s.	GSI Wilmington Enterprise and
t.	GSI Castle Hayne,

the Depositor instructed us to use the related “As-Is Appraisal Value” and “As-Is Date of Value,” respectively, as shown on the Preliminary Data File, for each Property.

12.	For the purpose of comparing the “As-Is Appraisal Value” and “As-Is Date of Value” characteristics for the Property identified on the Preliminary Data File as “GSI Naples,” the Depositor instructed us to use the “Prospective Market Value Upon Completion” valuation and related valuation date, respectively, as shown in the appraisal report Source Document.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan / Property
Property Name
Property Number
Property Count
Appraisal Type
Phase II Date
Seismic Firm
Seismic PML %
Seismic Report Date
Seismic Insurance
Environmental Insurance
Loan Purpose
Amendment Date
SOFR Rounding Methodology
Future Debt Description
Sponsor
Earnout / Holdback
Letter of Credit
Master Lease Agreement (Y/N)
Master Lease Details
Primary Servicer Fee Rate
Master Servicer Fee Rate
Trustee/Cert Admin Fee Rate
Operating Advisor Fee
CREFC Fee Rate

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.